ASSET RETIREMENT OBLIGATIONS (ARO) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance, beginning of year	$ 208,000	$ 200,000	$ 1,257,000	$ 208,000	$ 208,000	$ 200,000
Liabilities assumed from the Merger					777,000	0
Additions					311,000	0
Accretion of asset retirement obligations			44,000	6,000	132,000	10,000
Conveyance of liability with oil and gas properties conveyance					(92,000)	0
Change in estimate					(79,000)	(1,000)
Balance, end of year					1,257,000	208,000	$ 200,000
Less: current portion of ARO at end of year			(273,000)		(338,000)	0
Asset retirement obligations			$ 910,000		919,000	209,000
Brushy Resources, Inc [Member]
Balance, beginning of year	3,597,000	3,606,000		$ 3,597,000	$ 3,597,000	3,606,000	2,437,000
Additions	0					0	859,000
Accretion of asset retirement obligations	63,000	$ 63,000				187,183	319,703
Conveyance of liability with oil and gas properties conveyance	0					(155,000)	0
Change in estimate	0					(41,000)	(10,000)
Balance, end of year	3,660,000					3,597,000	3,606,000
Less: current portion of ARO at end of year	(400,000)					(392,398)	(428,258)
Asset retirement obligations	$ 3,260,000					$ 3,204,160	$ 3,177,295